Other equity - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share based payment reserve
Disclosure Of Detailed Information About Reserve Of Share Based Payments Of Equity [Line Items]
Transferred amounts recognised in the reserve	₨ 947	₨ 154	₨ 15